Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Entity Registrant Name	Livent Corp.
Amendment Flag	false
Entity Central Index Key	0001742924
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38694
Entity Tax Identification Number	82-4699376
Entity Address, Address Line One	2929 Walnut Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	-299-6000
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LTHM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false